Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [Abstract]
Schedule of Cash and Cash Equivalents

(1) Details of cash and cash equivalents are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Cash	2,113,739	2,009,363
Foreign currencies	742,340	617,155
Demand deposits	4,238,956	3,423,355
Fixed deposits	496,289	858,413

Total	7,591,324	6,908,286

Schedule of Other Significant Noncash Transactions

(2) Significant transactions not involving cash inflows and outflows are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017
Changes in other comprehensive income (loss) due to valuation of AFS financial assets	12,586	(84,498)
Changes in other comprehensive income (loss) of investment in associates	(7,937)	612
Changes in other comprehensive income of foreign operations translation	28,712	(208,329)
Changes in other comprehensive income related to valuation of cash flow hedging	10,371	777
Changes in other comprehensive income due to remeasurement of the net defined benefit liability	34,162	10,497
Changes in investments in associates due to equity swap and others	—	51,227
Changes in investments in associates due to accounts transfer	(156,708)	(62,571)
Changes in unpaid dividends of hybrid equity securities	5,187	(10,658)

Liability adjustments from financing activities

(3) Adjustments of liabilities from financing activities in current year are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2017
	January 1, 2017	Issuances	Redemption	Not involving cash inflows and outflows			December 31, 2017
				Foreign Exchange	Variation of gains on valuation of hedged items	Others
Borrowings	18,769,515	9,057,999	(12,692,882)	(350,429)	—	503	14,784,706
Debentures	23,565,449	18,438,221	(13,620,520)	(478,249)	(39,373)	4,123	27,869,651

Total	42,334,964	27,496,220	(26,313,402)	(828,678)	(39,373)	4,626	42,654,357